Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	December 31, 2018
Balance Sheet	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$19,160	$27,544
Current assets	$22,732	$33,479
Non-current assets	$139,955	$195,805
Current liabilities	$83,059	$39,150
Long-term debt including current portion, net of deferred finance costs and discount	$64,818	$99,153
Non-current liabilities	$61,035	$168,195

Summarized Financial Information - Income Statement Data

	Year Ended December 31, 2018		Year Ended December 31, 2017
Income Statement	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Revenue	$34,885	$49,870	$37,468	$38,633
Net (loss)/ income before non-cash change in fair value of Junior Loan	$(22,881)	$(12,899)	$(20,778)	$(40,921)
Net (loss)/ income	$(3,197)	$(12,169)	$9,762	$(9,086)